Co-Marketing and Collaboration Agreement	6 Months Ended
Jun. 30, 2026
Co-Marketing and Collaboration Agreement [Abstract]
Co-Marketing and Collaboration Agreement

Note 16 — Co-Marketing and Collaboration Agreement

On April 2, 2026, we entered into a Co-Marketing and Collaboration Agreement (the “Marketing Agreement”) with GolfSuites 1, Inc. (“GolfSuites”), a Delaware corporation that operates golf entertainment facilities. Under the Marketing Agreement, we appointed GolfSuites as a non-exclusive authorized reseller of our GameGolf KZN AI product within GolfSuites’ network of facilities and channels. GolfSuites committed to purchasing a minimum of approximately $105,000 in units per quarter for an initial four-quarter term (the “Quarterly Minimum”), with payment obligations commencing upon the delivery of the initial purchase order which shall occur no later than August 31, 2026 (the “Commencement Date”). GolfSuites is entitled to a reseller discount of our then-current suggested retail price, and has full discretion to set its own end-customer resale prices. In exchange for GolfSuites providing co-marketing services, including on-site promotion, digital and direct marketing, customer activation, and events across its facilities, we agreed to pay GolfSuites a total marketing fee of $500,000, payable in two installments: (i) $150,000 upon execution of the Marketing Agreement and (ii) $350,000 within five (5) business days of the completion of our direct listing.

The Marketing Agreement has an initial one-year term from the Commencement Date and renews on successive one-year terms by mutual written agreement, with either party able to terminate for convenience on thirty (30) days’ notice following the initial term, or immediately for cause upon material breach (subject to a 30-day cure period) or insolvency. The closing of the Marketing Agreement was conditioned upon the concurrent execution and effect of the Share Exchange Agreement (the “Share Exchange Agreement”) by and among GolfSuites, us and Grafiti, and our payment of the first marketing fee installment of $150,000. We entered into such Share Exchange Agreement, as further described below, and such marketing fee installment was paid, on April 3, 2026. Each party granted the other a limited, non-exclusive, royalty-free license to use its trademarks and brand assets solely in connection with approved co-marketing activities.

The $150,000 first marketing fee installment payment is included in the prepaid expenses and other current assets line of the condensed consolidated balance sheets. As the fee relates to marketing services to be provided over time, the fee will be expensed ratably over the period of performance. As of June 30, 2026, none of the marketing services had been provided and therefore the amount in prepaid expenses as of June 30, 2026, was $150,000.

On August 10, 2026, the Company received its initial purchase order from GolfSuites for 500 units of the Company’s GameGolf KZN AI product, representing the Quarterly Minimum number of units required to be purchased by GolfSuites under the Marketing Agreement.

Share Exchange Agreement

Concurrently with the execution of the Marketing Agreement described above, we entered into the Share Exchange Agreement dated April 2, 2026, by and among GolfSuites, Grafiti LLC and us. Pursuant to the Share Exchange Agreement, Grafiti agreed to sell and transfer 562,500 shares of our common stock to GolfSuites, and in exchange, GolfSuites agreed to issue to Grafiti a number of shares of its common stock, par value $0.00001 per share (the “GolfSuites Shares”), with an aggregate value equal to $4,500,000 (the “Target Value”), resulting in an initial issuance of 562,500 GolfSuites Shares to Grafiti on April 3, 2026.